Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Federal
Details of net operating losses
Net operating losses carryforwards	$ 497.3
State
Details of net operating losses
Net operating losses carryforwards	$ 353.9